Financing Arrangements (Narrative) (Details)												3 Months Ended	12 Months Ended			22 Months Ended
	May 07, 2020 USD ($)	Apr. 27, 2020 USD ($)	Mar. 13, 2020 USD ($)	Feb. 21, 2020 USD ($)	Aug. 09, 2019 USD ($)	Mar. 01, 2019 USD ($)	Feb. 27, 2019 USD ($)	Feb. 27, 2019 EUR (€)	Feb. 26, 2019 USD ($)	Apr. 26, 2018 USD ($)	Sep. 27, 2017	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 06, 2019 USD ($)	Dec. 31, 2020 BRL (R$)	Mar. 12, 2020 USD ($)	Mar. 12, 2020 EUR (€)	Feb. 21, 2020 EUR (€)	Aug. 05, 2019 EUR (€)
Debt Instrument [Line Items]
Repayments of long-term debt													$ 569,000,000	$ 949,000,000	$ 386,000,000
Short-term debt, commercial paper													12,000,000	294,000,000
Commercial paper
Debt Instrument [Line Items]
Short-term debt, commercial paper													$ 0	274,000,000
Senior Note - 4.60% Maturing 2050 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000
Debt instrument, interest rate, stated percentage	4.60%
Senior Note - 4.75% Maturing 2029 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount									$ 700,000,000
Debt instrument, interest rate, stated percentage									4.75%
Debt instrument, redemption price, percentage	101.00%								101.00%
Senior Note - 0.50% Maturing 2028 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 540,000,000																€ 500,000,000
Debt instrument, interest rate, stated percentage				0.50%																0.50%
Debt instrument, redemption price, percentage				101.00%
Senior Note - 0.625% Maturing 2020
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage													0.625%				0.625%
Senior Note - 0.625% Maturing 2020 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount																		$ 566,000,000	€ 500,000,000
Debt instrument, interest rate, stated percentage				0.625%														0.625%	0.625%	0.625%
Term Loan Agreement | Secured Debt
Debt Instrument [Line Items]
Repayments of long-term debt					$ 1,000,000,000.0		$ 673,000,000	€ 600,000,000				$ 1,000,000,000.0
Senior Note - 2.40% Maturing 2019
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage						2.40%
Repayments of long-term debt						$ 250,000,000
Senior Note - 4.50% Maturing 2018
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage										4.50%
Repayments of long-term debt										$ 363,000,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit outstanding													$ 0	$ 0
Revolving Credit Facility | 364-Day Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Repayments of long-term debt			$ 500,000,000
Line of credit facility, maximum borrowing capacity		$ 500,000,000											3,500,000,000
Line of credit facility, commitment fee percentage		0.40%
Ratio of indebtedness to net capital		0.65
Debt instrument, covenant, rolling twelve month coverage ratio, minimum		3.0
Revolving Credit Facility | 364-Day Credit Agreement | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.625%
Revolving Credit Facility | 364-Day Credit Agreement | Line of Credit | Prime Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.625%
Revolving Credit Facility | Third Amended and Restated Long-Term Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Repayments of long-term debt			500,000,000
Line of credit facility, maximum borrowing capacity			$ 2,200,000,000										3,500,000,000			$ 3,500,000,000
Line of credit facility, increase																$ 500,000,000
Line of credit facility, commitment fee percentage											0.10%
Ratio of indebtedness to net capital											0.65
Debt instrument, covenant, rolling twelve month coverage ratio, minimum											3.0
Revolving Credit Facility | Third Amended and Restated Long-Term Credit Agreement | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											1.125%
Revolving Credit Facility | Third Amended and Restated Long-Term Credit Agreement | Line of Credit | Prime Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											0.125%
Letter of Credit Subfacility Maturing 2022
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 192,000,000				R$ 1,000,000,000.0
Foreign Line of Credit | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | €																					€ 250,000,000